Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 25 — Subsequent Events

From July 1, 2023 through the date of this filing, the Company exchanged approximately $3.2 million of the outstanding principal and interest under the July 2022 10% Note Purchase Agreement and Promissory Note for 18,144,158 shares of the Company’s common stock at prices from $0.1277 to $0.2272 per share, calculated in accordance with Nasdaq’s “minimum price” as defined by Nasdaq Listing Rule 5635(d).

From July 1, 2023 through the date of this filing, the Company sold 41,393,825 shares of common stock at share prices between $0.139609 and $0.22291 per share under the Sales Agreement for gross proceeds of approximately $6.4 million.

During July 2023, the Company issued 9,000,000 shares of common stock in connection with the exercise of 9,000,000 warrants with an exercise price of $0.26 per share in connection with the May 2023 warrant offering for which the Company received gross proceeds of approximately $2.3 million.

XTI Transaction

On July 24, 2023, the Company entered into an Agreement and Plan of Merger ( the “Merger Agreement”) by and among Inpixon, Superfly Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Inpixon (“Merger Sub”), and XTI Aircraft Company, a Delaware corporation (“XTI”). Shares of XTI common stock are not publicly traded. The Merger Agreement was unanimously approved by Inpixon’s and XTI’s board of directors.

If the Merger Agreement is approved by Inpixon’s and XTI’s stockholders, and the transactions contemplated by the Merger Agreement are consummated, Merger Sub will merge with and into XTI, with XTI surviving the merger as a wholly-owned subsidiary of Inpixon (collectively, the “Proposed Transaction”). In addition, upon the consummation of the Proposed Transaction, Inpixon will be renamed “XTI Aerospace, Inc.” (the “Name Change”). Inpixon upon the closing is referred to herein as the “combined company.”

Subject to the terms and conditions of the Merger Agreement, at the effective time of the merger (the “Effective Time”):

(i)     Each share of XTI common stock outstanding immediately prior to the Effective Time will automatically be converted into the right to receive a number of shares of Inpixon common stock equal to the Exchange Ratio (as described below). Prior to the Effective Time, subject to obtaining the consent of requisite note holders, all outstanding XTI convertible notes will be converted into XTI common stock and will participate in the merger on the same basis as the other shares of XTI common stock, except for (1) a promissory note dated April 1, 2023, in the initial principal amount of $1,817,980, which will be amended to extend the maturity date thereof until no sooner than December 31, 2026 and be assumed by the combined company at the Closing to become convertible into the shares of common stock of the combined company, and (2) a promissory note dated December 31, 2021, in the initial principal amount of $1,007,323, which will provide for, at Closing, payment in cash of $507,323 of the principal plus interest accrued to the date of payment, and the conversion of the remaining $500,000 of outstanding principal into shares of common stock of the combined company (collectively, the “Note Amendments”).

(ii)    Each option to purchase shares of XTI common stock outstanding and unexercised immediately prior to the Effective Time will be assumed by Inpixon and will become an option, subject to any applicable vesting conditions, to purchase shares of Inpixon common stock with the number of shares of Inpixon common stock underlying the unexercised portions of such options and the exercise prices for such options to be adjusted to reflect the Exchange Ratio.

(iii)   Each warrant to purchase shares of XTI common stock outstanding and unexercised immediately prior to the Effective Time will be assumed by Inpixon and will become a warrant to purchase shares of Inpixon common stock with the number of shares of Inpixon common stock underlying such warrants and the exercise prices for such warrants will be adjusted to reflect the Exchange Ratio.

Subject to adjustment pursuant to the formula for the Exchange Ratio set forth in Exhibit A of the Merger Agreement, the Exchange Ratio will be determined based on (a) the fully diluted capitalization of each of Inpixon and XTI immediately prior to the Effective Time, provided, however, that for this purpose the calculation of Inpixon’s fully diluted capitalization will not take into account any shares of Inpixon common stock issuable after Closing for cash consideration upon conversion, exercise or exchange of derivative securities that are issued by Inpixon in Inpixon Permitted Issuances. “Inpixon Permitted Issuances” are any issuances of common stock or derivative securities by Inpixon for financing or debt cancellation purposes that are permitted under the Merger Agreement and occur after the date of the Merger Agreement but before the Closing.

The Exchange Ratio will be subject to certain adjustments to the extent that Inpixon’s net cash is greater than or less than $21.5 million and/or any principal and accrued or unpaid interest remains outstanding under those certain promissory notes issued by Inpixon to Streeterville Capital, LLC on July 22, 2022 and December 30, 2022.

After application of the Exchange Ratio and subject to those certain adjustments described above, Inpixon stockholders immediately prior to the Effective Time will retain approximately 40% of the issued and outstanding capital stock of the combined company and XTI security holders will retain approximately 60% of the issued and outstanding capital stock of the combined company.

At or prior to the Effective Time, Inpixon will effect transactions for the divestiture of its Shoom, SAVES and Game Your Game lines of business and investment securities, as applicable, by any lawful means, including a sale to one or more third parties, spin off, plan of arrangement, merger, reorganization, or any combination of these.

The Proposed Transaction is anticipated to be accounted for using the acquisition method (as a reverse acquisition) in accordance with GAAP. Although the Company is the legal acquirer and will issue shares of its common stock to effect the merger with XTI, XTI is expected to be the accounting acquirer. Under this method of accounting, the Company is expected to be treated as the “acquired” company for financial reporting purposes. XTI has been determined to be the accounting acquirer because XTI is expected to maintain control of the Board of Directors and management of the combined company, and the preexisting shareholders of XTI are expected to have majority voting rights of the combined company. For accounting purposes, the acquirer is the entity that has obtained control of another entity and, those consummated a business combination. Under the acquisition method of accounting (as a reverse acquisition), XTI’s assets and liabilities will be recorded at carrying value and the assets and liabilities associated with the Company will be recorded at estimated fair value as of the acquisition date. The excess of the purchase price over the estimated fair values of the net assets acquired, if applicable will be recognized as goodwill.

In order to consummate the Proposed Transaction, the Company’s stockholders must approve (i) the issuance of shares of the Company’s common stock to stockholders of XTI pursuant to the terms of the Merger Agreement and the change of control of Inpixon resulting from the merger under The Nasdaq Stock Market LLC rules (the Nasdaq Stock Issuance Proposal). The Proposed Transaction cannot be consummated without the approval of the Nasdaq Stock Issuance Proposal. The Company anticipates that the Proposed Transaction will occur shortly after the Company’s special meeting to be held for stockholder approval, but currently cannot predict the exact timing.

It is expected that Inpixon’s Chief Executive Officer, Nadir Ali, and Chief Financial Officer, Wendy Loundermon, will resign upon the Closing, effective as of the Closing Date.

In addition, pursuant to a Financial Advisory and Investment Banking Services Agreement dated May 16, 2023, between Inpixon and Maxim Group LLC (“Maxim”) (the “Maxim Agreement”), as part of compensation for Maxim’s services in connection with the transaction, Inpixon has agreed to pay to Maxim, upon Closing, a cash fee equal to $800,000 (the “Cash Fee”), and to issue to Maxim (or its designees) registered common stock of Inpixon pursuant to the applicable registration statement on Form S-4 for the transaction, if permitted under SEC rules, or unregistered stock if not permitted, equal to the quotient obtained by dividing $1,000,000 by the closing price of Inpixon common stock as reported by Nasdaq on the date immediately preceding the announcement of the transaction, at the closing of the transaction. However, to the extent that Maxim would beneficially own more than 4.99% of the number of shares of Inpixon common stock outstanding immediately after giving effect to such issuance, then Maxim will receive rights to such remaining amount of shares in accordance with a rights to shares agreement, in such form reasonably acceptable to the parties. Based on the closing price of Inpixon common stock as of July 24, 2023, which equals $0.1523 per share, Maxim will be entitled to approximately 6,565,988 shares of Inpixon common stock in connection with the Closing of the Proposed Transaction. These shares will be issued in reliance on an exemption from registration under Section 4(a)(2) of the Securities Act, if they are not registered.

XTI Promissory Note & Security Agreement

Pursuant to the Merger Agreement, on the first calendar day of the month following the date of the Merger Agreement and on the first calendar day of each month thereafter until the earlier of (i) four months following the date of the Merger Agreement and (ii) the Closing Date, Inpixon shall provide loans to XTI on a senior secured basis (each, a “Future Loan”), in such amounts requested by XTI in writing prior to the first calendar day of each such month. Each Future Loan will be in the principal amount of up to $500,000, and the aggregate amount of the Future Loans will be up to $1,775,000 (or such greater amount as Inpixon shall otherwise agree in its sole and absolute discretion). These Future Loans and security will be evidenced by a Senior Secured Promissory Note (the “Promissory Note”) and a Security and Pledge Agreement (the “Security Agreement”).

The Promissory Note provides an aggregate principal amount up to $2,313,407, which amount includes the principal sum of $525,000 which Inpixon previously advanced to XTI (the “Existing Loans”, collectively with the Future Loans, the “Inpixon Loans to XTI”) plus accrued interest on such amount, and the aggregate principal amount of the Future Loans. The Promissory Note will bear interest at 10% per annum, compounded annually, and for each Future Loan, beginning on the date the Future Loan is advanced to XTI. The Promissory Note is included in the Company’s condensed consolidated balance sheet as of June 30, 2023 in Notes and Other Receivables.

The outstanding principal amount under the Promissory Note, together with all accrued and unpaid interest, shall be due and payable upon the earlier of (a) December 31, 2023, (b) when declared due and payable by Inpixon upon the occurrence of an event of default, or (c) within three business days following termination of the Merger Agreement (i) by XTI because the XTI Board adopts a superior proposal prior to delivering the XTI Stockholder Consent, or (ii) by Inpixon because the XTI Board has made a change in recommendation, or XTI has breached or failed to perform in any material respect any of its covenants and agreements regarding obtaining its required stockholder approval or non-solicitation. The Promissory Note will be forgiven and of no further force if the Merger Agreement is terminated by the Inpixon Board because it adopts a superior proposal prior to obtaining the required Inpixon stockholder approval, subject to Inpixon’s rights and remedies under the Promissory Note, the Security Agreement, and the Merger Agreement. If the Merger Agreement is terminated by XTI because the Inpixon Board makes a change in recommendation or Inpixon is in material breach of its covenants and agreements regarding obtaining its required stockholder approval or non-solicitation, the maturity date of the Promissory Note will be extended to December 31, 2024.

Note 32 — Subsequent Events

Game Your Game, the Company’s subsidiary, entered into a promissory note with an individual whereby it received approximately $0.03 million on January 13, 2023 for funding of liabilities and working capital needs. The promissory note has an interest rate of 8% and is due on or before June 30, 2023.

On February 27, 2023, the Company entered into Limited Liability Company Unit Transfer and Joinder Agreements with certain of the Company’s employees (the “Transferees”), pursuant to which (i) the Company transferred all of its Class A Units of CVH (the “Class A Units”), an aggregate of 599,999 Class A Units, to the Transferees as bonus consideration in connection with each Transferee’s services performed for and on behalf of the Company as an employee, as applicable, which was approved by the board of directors during the quarter ended March 31, 2023 and (ii) each Transferee became a member of CVH and a party to the Amended and Restated Limited Liability Company Agreement of CVH, dated as of September 30, 2020.

During the quarter ended March 31, 2023, the Company exchanged approximately $0.9 million of the outstanding principal and interest under the March 2020 10% Note Purchase Agreement and Promissory Note for 611,258 shares of the Company’s common stock at prices from $1.09 to $1.682 per share, calculated in accordance with Nasdaq’s “minimum price” as defined by Nasdaq Listing Rule 5635(d). This note was full satisfied as of January 31, 2023.

During 2023 through the date of this filing, the Company exchanged approximately $1.1 million of the outstanding principal and interest under the July 2022 Note Purchase Agreement and Promissory Note for 2,517,397 shares of the Company’s common stock at prices from $0.3336 to $0.915 per share, calculated in accordance with Nasdaq’s “minimum price” as defined by Nasdaq Listing Rule 5635(d).

During the quarter ended March 31, 2023, the Company sold 9,655,207 shares of common stock at share prices between $1.15 and $1.86 per share under an equity distribution agreement for gross proceeds of approximately $15.4 million.

During January 2023, the Company issued 1,380,000 shares of common stock in connection with the exercise of 1,380,000 pre-funded warrants at $0.001 per share in connection with the October 2022 registered direct offering.

On April 14, 2023, the Company received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of our common stock for the last 30 consecutive business days beginning on March 2, 2023, and ending on April 13, 2023, the Company no longer meets the requirement to maintain a minimum bid price of $1 per share, as set forth in Nasdaq Listing Rule 5550(a)(2). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided a period of 180 calendar days, or until October 11, 2023, in which to regain compliance. In order to regain compliance with the minimum bid price requirement, the closing bid price of our common stock must be at least $1 per share for a minimum of ten consecutive business days during this 180-day period. In the event that the Company does not regain compliance within this 180-day period, the Company may be eligible to seek an additional compliance period of 180 calendar days if it meets the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement, and provides written notice to Nasdaq of its intent to cure the deficiency during this second compliance period, by effecting a reverse stock split, if necessary. However, if it appears to the Nasdaq staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice to the Company that our common stock will be subject to delisting. The letter does not result in the immediate delisting of our common stock from the Nasdaq Capital Market. The Company intends to monitor the closing bid price of our common stock and consider its available options in the event that the closing bid price of our common stock remains below $1 per share.

Warrant Amendments

On February 28, 2023, the Company entered into warrant amendments (the “Warrant Amendments”) with certain holders (each, including its successors and assigns, a “Holder” and collectively, the “Holders”) of (i) those certain Common Stock Purchase Warrants issued by the Company in April 2018 (the “April 2018 Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-204159), (ii) those certain Common Stock Purchase Warrants issued by the Company in September 2021 (the “September 2021 Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-256827), and (iii) those certain Common Stock Purchase Warrants issued by the Company in March 2022 (the “March 2022 Warrants” and together with the April 2018 Warrants and the September 2021 Warrants, the “Existing Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-256827).

Pursuant to the Warrant Amendments, the Company and the Holders have agreed to amend (i) the September 2021 Warrants and the March 2022 Warrants to provide that all of such outstanding warrants shall be automatically exchanged for shares of common stock of the Company, at a rate of 0.33 shares of Common Stock (the “Exchange Shares”) for each September 2021 Warrant or March 2022 Warrant, as applicable, and (ii) the April 2018 Warrants to remove the obligation of the Company to hold the portion of a Distribution (as defined in the April 2018 Warrants) in abeyance in connection with the Beneficial Ownership Limitation (as defined in the April 2018 Warrants).

In connection with the exchange for all of the then outstanding September 2021 Warrants and March 2022 Warrants as of the effective date of the Warrant Amendments, the Company issued 76,794 Exchange Shares and 248,124 Exchange Shares, respectively, resulting in the issuance of 324,918 Exchange Shares in the aggregate.

Enterprise Apps Spin-off and Business Combination

On March 14, 2023, Inpixon completed (the “Closing”) the separation (the “Separation”) of its enterprise apps business (including its workplace experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (the “Enterprise Apps Business”) through a spin-off of CXApp Holding Corp., a Delaware corporation (“CXApp”), to certain holders of Inpixon securities as of March 6, 2023 (the “Record Date”) on a pro rata basis (the “Distribution” or “Enterprise Apps Spin-off”) and merger (the “Merger”) of CXApp with a wholly owned subsidiary of KINS Technology Group Inc., a Delaware corporation (“KINS”), in a Reverse Morris Trust transaction (collectively, the “Transactions”) pursuant to (i) an Agreement and Plan of Merger, dated as of September 25, 2022, by and among Inpixon, KINS, CXApp, and KINS Merger Sub Inc. (the “Merger Agreement”) and (ii) a Separation and Distribution Agreement, dated as of September 25, 2022, among KINS, Inpixon, CXApp and Design Reactor, Inc. (the “Separation Agreement”, and collectively with the Merger Agreement and the other related transaction documents, the “Transaction Agreements”).

In connection with the Closing, KINS was renamed CXApp Inc. (“New CXApp”). Pursuant to the Transaction Agreements, Inpixon contributed to CXApp cash and certain assets and liabilities constituting the Enterprise Apps Business, including certain related subsidiaries of Inpixon, to CXApp (the “Contribution”). In consideration for the Contribution, CXApp issued to Inpixon additional shares of CXApp common stock such that the number of shares of CXApp common stock then outstanding equaled the number of shares of CXApp common stock necessary to effect the Distribution. Pursuant to the Distribution, Inpixon’s stockholders and certain other securityholders as of the

Record Date received one share of CXApp common stock for each share of Inpixon common stock held as of such date. Pursuant to the Merger Agreement, each share of Legacy CXApp common stock was thereafter exchanged for the right to receive 0.09752221612415190 of a share of New CXApp Class A common stock (with fractional shares rounded down to the nearest whole share) and 0.3457605844401750 of a share of New CXApp Class C common stock (with fractional shares rounded down to the nearest whole share). New CXApp Class A common stock and New CXApp Class C common stock are identical in all respects, except that New CXApp Class C common stock is not listed and will automatically convert into New CXApp Class A common stock on the earlier to occur of (i) the 180th day following the closing of the Merger and (ii) the day that the last reported sale price of New CXApp Class A common stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period following the closing of the Merger. Upon the closing of the Transactions, Inpixon’s existing securityholders held approximately 50.0% of the shares of New CXApp common stock outstanding.

As of the Closing, CXApp is expected to have approximately $10 million of net cash. The transaction is expected to be tax-free to Inpixon and its stockholders for U.S. federal income tax purposes.